Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Current PEO	Summary Compensation Table Total for Prior PEO	Compensation Actually Paid to Current PEO	Compensation Actually Paid to Prior PEO	Average Summary Comp. Table Total for Non-PEO NEOs	Average Comp. Actually Paid to Non-PEO NEOs	Year-end value of $100 invested on 1/1/2021 in:		Net Income (in millions)	Adjusted Net Income (in millions)
							Pennant Group	Industry Peer Group
	($)(1)	($)(1)	($)(1).(2)	($)(1).(2)	($)(1)	($)(1).(2)	($)(3)	($)(3)	($)(4)	($)(5)

2025	3,739,476	N/A	2,972,728	N/A	2,422,028	2,078,172	48	98	34	42
2024	2,594,080	N/A	4,498,032	N/A	1,404,820	2,228,066	46	95	24	30
2023	1,868,520	N/A	2,388,485	N/A	820,652	1,018,223	24	96	14	22
2022	1,559,281	(3,296,796)	700,092	(14,325,297)	828,145	145,181	19	82	7	17
2021	N/A	348,668	N/A	(41,376,946)	601,733	(2,359,016)	40	98	2	14

Named Executive Officers, Footnote

(1)
For 2024 and 2025, the PEO was Brent J. Guerisoli (“Current PEO”) and the Non-PEO NEOs were John J. Gochnour, Lynette B. Walbom, Jason P. Steik, and Kirk S. Cheney.

For 2023, the PEO was Brent J. Guerisoli and the Non-PEO NEOs were Jennifer L. Freeman, John J. Gochnour, Lynette B. Walbom, Jason P. Steik, and Kirk S. Cheney.

For 2022, the PEO was Daniel H. Walker until August 1, 2022, at which point Brent J. Guerisoli became PEO. Non-PEO NEOs were Jennifer L. Freeman, John J. Gochnour, and Derek J. Bunker.

For 2021, the PEO was Daniel H. Walker and the Non-PEO NEOs were Jennifer L. Freeman, John J. Gochnour, Brent J. Guerisoli, and Derek J. Bunker.

Peer Group Issuers, Footnote

(3)
Represents the cumulative total shareholder return (“TSR”) of our common stock and the cumulative TSR of our new industry peer group (the “Peer Group TSR”), as of the end of each year, as reflected in our stock performance graph in our 2025 Form 10-K. The values reflect what the cumulative value of $100 would be at the end of each fiscal year, including reinvestment of dividends, if such amount were invested on January 1, 2021. Although our industry peer group, which is a custom peer group, is comprised of companies in the post-acute health care industry, Pennant and its peers may have different business lines, geographies, business models, and acuity mixes. The companies included in our new peer group are as follows: Addus Homecare Corporation (“ADUS”), Aveanna Healthcare Holdings Inc. (“AVAH”), Brookdale Senior Living, Inc. (“BKD”), Chemed Corporation (“CHE”), Enhabit, Inc. (“EHAB”), and Sonida Senior Living Inc (“SNDA”). No generally-recognized or published index exists for companies with our mix of home-health, hospice, and senior living businesses.

Changes to our previous industry peer group were necessitated by the acquisition of Amedisys, Inc. (“AMED”) by UnitedHealth Group Incorporated (“UnitedHealth”) and the spin-off of EHAB from Encompass Health Corporation (“EHC”). TSR results for our previous peer group for 2021, 2022, 2023, 2024, and 2025 would have been $79, $71, $81, $89, and $92, respectively.

PEO Total Compensation Amount	$ 3,739,476
PEO Actually Paid Compensation Amount	$ 2,972,728
Adjustment To PEO Compensation, Footnote

(2)	For 2025, CAP was determined by making the following adjustments for equity awards:

	Reported Summary Compensation Table (“SCT”) Total	Deductions of Amount Reported in "Stock Awards" Column of the SCT (i)	Year End Fair Value of Equity Awards Granted in the Year that remain Unvested at Year End (ii)	Fair Values at Vest Date for Awards Granted and Vested in the Current Year (iii)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Remain Unvested at Year End (iv)	Change in Fair Value Between Prior Year End and Vesting Date for Awards Granted in Prior Years that Vested in the Year (v)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (vi)	Compensation Actually Paid ("CAP")
	($)	($)	($)	($)	($)	($)	($)	($)

Current PEO	3,739,476	(1,547,705)	958,451	106,657	(99,620)	(184,531)	—	2,972,728
Non-PEO NEOs	2,422,028	(932,248)	678,903	35,834	(51,826)	(74,519)	—	2,078,172

Summary Compensation Table amounts reflect the grant date fair values of equity awards. For CAP calculation purposes, adjustments are made to reflect fair values as of each measurement date. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, with the exception of the share price used in the valuations. The equity award adjustments for fiscal year 2025 include the addition or subtraction of the following:

i.Deduction for the amounts reported in the “Stock Awards” column of the Summary Compensation Table.
ii.Fair value, calculated in accordance with ASC Topic 718, as of the end of the reported fiscal year of equity awards granted in the reported fiscal year that were outstanding and unvested as of the end of the reported fiscal year.
iii.Fair values at vest date for awards granted and vested in the current year.
iv.Change in fair value, calculated in accordance with ASC Topic 718, as of the end of the reported fiscal year from the end of the prior fiscal year, of equity awards granted in prior years that are outstanding and unvested as of the end of the reported fiscal year.
v.Change in fair value, calculated in accordance with ASC Topic 718, from the end of the prior fiscal year to the vesting date for awards granted in prior years that vested in the reported year.
vi.For awards granted in prior years that failed to meet the applicable vesting conditions during the applicable year, a deduction equal to the fair value as of the end of the prior fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 2,422,028	$ 1,404,820	$ 820,652	$ 828,145	$ 601,733
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,078,172	2,228,066	1,018,223	145,181	(2,359,016)
Adjustment to Non-PEO NEO Compensation Footnote

(2)	For 2025, CAP was determined by making the following adjustments for equity awards:

	Reported Summary Compensation Table (“SCT”) Total	Deductions of Amount Reported in "Stock Awards" Column of the SCT (i)	Year End Fair Value of Equity Awards Granted in the Year that remain Unvested at Year End (ii)	Fair Values at Vest Date for Awards Granted and Vested in the Current Year (iii)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Remain Unvested at Year End (iv)	Change in Fair Value Between Prior Year End and Vesting Date for Awards Granted in Prior Years that Vested in the Year (v)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (vi)	Compensation Actually Paid ("CAP")
	($)	($)	($)	($)	($)	($)	($)	($)

Current PEO	3,739,476	(1,547,705)	958,451	106,657	(99,620)	(184,531)	—	2,972,728
Non-PEO NEOs	2,422,028	(932,248)	678,903	35,834	(51,826)	(74,519)	—	2,078,172

Summary Compensation Table amounts reflect the grant date fair values of equity awards. For CAP calculation purposes, adjustments are made to reflect fair values as of each measurement date. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, with the exception of the share price used in the valuations. The equity award adjustments for fiscal year 2025 include the addition or subtraction of the following:

i.Deduction for the amounts reported in the “Stock Awards” column of the Summary Compensation Table.
ii.Fair value, calculated in accordance with ASC Topic 718, as of the end of the reported fiscal year of equity awards granted in the reported fiscal year that were outstanding and unvested as of the end of the reported fiscal year.
iii.Fair values at vest date for awards granted and vested in the current year.
iv.Change in fair value, calculated in accordance with ASC Topic 718, as of the end of the reported fiscal year from the end of the prior fiscal year, of equity awards granted in prior years that are outstanding and unvested as of the end of the reported fiscal year.
v.Change in fair value, calculated in accordance with ASC Topic 718, from the end of the prior fiscal year to the vesting date for awards granted in prior years that vested in the reported year.
vi.For awards granted in prior years that failed to meet the applicable vesting conditions during the applicable year, a deduction equal to the fair value as of the end of the prior fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Measure

Adjusted Net Income
Adjusted EBT
Segment Adjusted EBITDAR
Adjusted EBITDA
Clinical Quality
Leadership Development

Total Shareholder Return Amount	$ 48	46	24	19	40
Peer Group Total Shareholder Return Amount	98	95	96	82	98
Net Income (Loss)	$ 34,000,000	$ 24,000,000	$ 14,000,000	$ 7,000,000	$ 2,000,000
Company Selected Measure Amount	42,000,000	30,000,000	22,000,000	17,000,000	14,000,000
Additional 402(v) Disclosure

(4)	The dollar amounts reported represent Net Income as reflected in our audited financial statements for the applicable year.

(5)	Adjusted net income is defined as net income before (i) costs at start-up operations, (ii) share-based compensation expense, (iii) acquisition related costs, (iv) activities associated with transitioning operations, (v) redundant or non-recurring transition services costs, (vi) unusual, non-recurring, or redundant charges, (vii) net income attributable to noncontrolling interest, and (viii) the tax impact of the adjustments to GAAP net income.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBT
Measure:: 3
Pay vs Performance Disclosure
Name	Segment Adjusted EBITDAR
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	Clinical Quality
Measure:: 6
Pay vs Performance Disclosure
Name	Leadership Development
Brent J. Guerisoli [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,739,476	$ 2,594,080	$ 1,868,520	$ 1,559,281
PEO Actually Paid Compensation Amount	$ 2,972,728	$ 4,498,032	$ 2,388,485	$ 700,092
PEO Name	Brent J. Guerisoli	Brent J. Guerisoli	Brent J. Guerisoli	Brent J. Guerisoli
Daniel H. Walker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ (3,296,796)	$ 348,668
PEO Actually Paid Compensation Amount				$ (14,325,297)	$ (41,376,946)
PEO Name				Daniel H. Walker	Daniel H. Walker
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,547,705)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	958,451
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(99,620)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	106,657
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(184,531)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(932,248)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	678,903
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51,826)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,834
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,519)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0